Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of sales
Personnel expenses	€ (4,594)	€ (5,583)	€ (5,404)
Material costs	(6,559)	(6,796)	(7,082)
Depreciation	(2,158)	(2,686)	(2,197)
Other expenses	(1,502)	(2,382)	(2,598)
Allowance for slow-moving inventory	1	21	417
Total	(14,812)	(17,426)	(16,864)
Cost of maintenance	208	535
Travel expense	171	312	294
Insurance expense	283	269
Rental and building expenses	104	149	491
License fees	€ 53	€ 57	€ 92